Other Non-current Assets - Summary of Other Non-current Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Other Assets, Noncurrent [Abstract]
Restricted cash	$ 1,211	$ 1,400
Deferred offering costs	1,891	1,142
Deferred tax asset	377	377
Intangible assets	3	8
Other Non-current assets	$ 3,482	$ 2,927